Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (7,419,412)	$ 9,750,046	$ 7,903,611
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation expenses	224,311	222,684	131,101
Write-down of inventories	4,887,783	11,992	31,202
Deferred income tax benefits	(2,335,833)	(1,115,546)	(609,512)
Amortization of right of use assets	612,381	657,734	286,449
Provision of expected credit loss against other receivables	2,076,661
Gain from disposal of property and equipment	(30,683)
Changes in operating assets and liabilities:
Accounts receivable	(855,136)	6,351,817	(10,936,029)
Accounts receivable – related parties	(1,334,522)
Prepayment and other current assets	(864,446)	198,359	4,122,329
Amount due from related parties		1,595,999	(1,406,704)
Inventories	6,121,244	1,110,993	(8,945,410)
Other non-current assets	25,221	(590,901)	(299,514)
Accounts payable	(1,186,276)	2,813,201	(2,321,724)
Advance from customers	(15,589)	18,677	(1,795,432)
Income tax payable	(2,254,635)	2,576,055	871,252
Lease liabilities	(828,968)	(712,327)	(139,002)
Other payable and accrued expenses	646,220	728,022	274,350
Amount due to related parties, current	287,135	(43,475)	(16,660)
Net cash (used in) provided by operating activities	(2,244,544)	23,573,330	(12,849,693)
Cash flows from investing activities:
Purchase of property and equipment	(71,055)	(455,423)	(195,640)
Loans to third parties		(1,219,129)
Collection of loans from a third party		720,247
Advances to related parties	(159,818)	(3,012,347)	(2,610,257)
Collection of advances from related parties	178,129	4,220,314	1,698,618
Net cash (used in) provided by investing activities	(52,744)	253,662	(1,107,279)
Cash flows from financing activities:
Proceeds from short-term borrowings	38,287,827	58,240,717	85,538,493
Repayments of short-term borrowings	(33,234,535)	(70,827,958)	(73,220,207)
Borrowings from related parties	12,063,783	25,390,149	18,299,426
Repayment of short-term borrowings to related parties	(18,333,013)	(25,430,969)	(15,002,115)
Proceeds from long-term borrowings	2,180,694
Payment of offering costs		(3,097,734)	(225,376)
Payment to repurchase of Class B ordinary shares	(865,500)	(432,750)
Payments of dividends to shareholders	(57,672)	(57,477)	(6,946,154)
Capital contribution from shareholders			1,500,000
Proceeds from issuance of convertible notes	4,000,000
Proceeds from issuance of convertible redeemable preferred shares			3,000,000
Net cash provided by (used in) financing activities	4,041,584	(16,216,022)	12,944,067
Effect of exchange rate changes on cash and cash equivalents	258,819	(56,194)	66,305
Net increase (decrease) in cash and cash equivalents	2,003,115	7,554,776	(946,600)
Cash and cash equivalents at beginning of year	13,328,156	5,773,380	6,719,980
Cash and cash equivalents at end of year	15,331,271	13,328,156	5,773,380
Supplemental cash flow information
Cash paid for interest expense	246,796	848,129	619,536
Cash paid for income tax	2,716,065	483,360	1,207,485
Cash refunded for income tax	361,162
Noncash activities
Declared but unpaid dividends			16,192,884
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	13,403	2,416,154	272,600
Accretion of convertible redeemable preferred shares		160,000	135,781
Issuance of Class B ordinary shares to a financial advisor		6,160,000
Issuance of Class B ordinary shares for conversion of convertible notes	2,694,000
Due from a third party for disposal of property and equipment	103,937
Redesignation of dividends payable as amount due to a related party			6,755,952
Net settlement of due from related parties with due to related parties	$ 9,181,726	$ 1,335,008